Investment in joint venture - Disclosure of Investment in joint venture using equity method (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Balance, beginning of year	$ 59,159
Company's share of net (loss) income of the JV for the year	(51,528)	$ 59,159
Impairment of investment in joint venture	7,631	0
Balance, end of year	0	59,159
Asanko Gold Mine (AGM) [Member]
Disclosure of transactions between related parties [line items]
Balance, beginning of year	59,159	0
Company's share of net (loss) income of the JV for the year	(51,528)	59,159
Impairment of investment in joint venture	(7,631)	0
Balance, end of year	$ 0	$ 59,159